Document and Entity Information	0 Months Ended
Feb. 01, 2015
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2014
Registrant Name	EATON VANCE GROWTH TRUST
Central Index Key	0000102816
Amendment Flag	false
Document Creation Date	Jan. 26, 2015
Document Effective Date	Feb. 01, 2015
Prospectus Date	Feb. 01, 2015
Eaton Vance Atlanta Capital Focused Growth Fund | Class A
Risk/Return:
Trading Symbol	EAALX
Eaton Vance Atlanta Capital Focused Growth Fund | Class C
Risk/Return:
Trading Symbol	EAGCX
Eaton Vance Atlanta Capital Focused Growth Fund | Class I
Risk/Return:
Trading Symbol	EILGX
Eaton Vance Atlanta Capital Select Equity Fund | Class A
Risk/Return:
Trading Symbol	ESEAX
Eaton Vance Atlanta Capital Select Equity Fund | Class C
Risk/Return:
Trading Symbol	ESECX
Eaton Vance Atlanta Capital Select Equity Fund | Class I
Risk/Return:
Trading Symbol	ESEIX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class A
Risk/Return:
Trading Symbol	EAASX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class C
Risk/Return:
Trading Symbol	ECASX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class I
Risk/Return:
Trading Symbol	EISMX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class R
Risk/Return:
Trading Symbol	ERSMX
Eaton Vance Atlanta Capital SMID-Cap Fund | Class R6
Risk/Return:
Trading Symbol	ERASX